Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
13.	LEASES

Operating leases as lessee

As of December 31, 2024 and 2023, the Company has operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2044. The Company terminated leases for certain facilities with lower usage, the termination of the leases reduced operating ROU assets of approximately $5.4 million and operating lease liabilities of approximately $5.3 million, respectively, during such periods. The Company does not plan to cancel the remaining existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2024	As of December 31, 2023

Assets
Operating lease right-of-use assets, net	$9,918	$18,020

Liabilities
Operating lease liabilities, current	$4,218	$6,315
Operating lease liabilities, non-current	$4,719	$10,899

Weighted average remaining lease term (in years)	3.25	4.67
Weighted average discount rate (%)	5.84	5.84

Information related to operating lease activities during the years ended December 31, 2024, 2023 and 2022 is set forth follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Operating lease right-of-use assets (extinguished) obtained in exchange for lease liabilities	$(2,115)	$(1,347)	$9,674

Operating lease expense
Amortization of operating lease right-of-use assets	5,796	8,096	9,157
Interest of operating lease liabilities	785	1,241	1,656
Total	$6,581	$9,337	$10,813

Maturities of lease liabilities were as follows:

Lease Liabilities

Twelve months ending December 31,
2025	$4,371
2026	2,595
2027	1,368
2028	529
2029	298
Thereafter	702
Total lease payments	9,863
Less: imputed interest	(926)
Total	$8,937